Equity Method Investments	6 Months Ended
Jun. 30, 2026
Equity Method Investments [Abstract]
Equity Method Investments
3.
Equity Method Investments
a)
Diana Wilhelmsen Management Limited, or DWM:
DWM is a joint venture between
Diana Ship
Management Inc., a
wholly owned subsidiary
of DSI, and
Wilhelmsen Ship Management
Holding AS, an
unaffiliated
third
party,
each
holding
50
%
of
DWM.
As
of
June
30,
2026
and
December
31,
2025,
the
investment
in
DWM
amounted
to
$
84
and
$
244
and
is
included
in
equity
method
investments
in
the
accompanying
consolidated
balance
sheets.
For
the
six
months
ended
June
30,
2026
and
2025,
the
investment in DWM resulted in a loss of $ 159
and $
187 , respectively, included in loss from equity method
investments in the accompanying unaudited interim consolidated statements of income.
DWM
performs the
technical and
commercial management
of five
vessels in
the
Company’s
fleet
for
a
fixed monthly fee
and a percentage
of their gross
revenues. Management fees
for the six
months ended
June 30,
2026 and
2025 amounted
to $
555
and $
636
, respectively,
and are
presented as
management
fees
to
a
related
party
in
the
accompanying
unaudited
interim
consolidated
statements
of
income.
Commissions
for
the
six
months
ended
June
30,
2026
and
2025
amounted
to
$
168
and
$
163 ,
respectively,
and are
included in voyage
expenses,
in the
accompanying unaudited interim
consolidated
statements
of
income. As
of
June 30,
2026 and
December 31,
2025, there
was an
amount of
$
10
and
$ 239 , respectively, due from DWM included in due from related parties in the accompanying consolidated balance sheets.
b)
Bergen
Ultra
LP,
or
Bergen:
Bergen
is
a
limited
partnership
established
for
the
purpose
of
acquiring, owning, chartering and operating the vessel DSI Drammen in which the Company holds a 25%
partnership interest.
On November
19, 2025,
Bergen entered
into an
agreement with
an unrelated
third
party
to
sell
DSI
Drammen
for
$
26,400
.
As
a
result,
the
Company
reclassified
its
equity
method
investment
to
current
assets.
On
January
29,
2026
and
following
delivery
of
the
vessel
to
the
new
owners, the Company received $ 3,675
as a return of capital.
For
the
six months
ended June
30,
2026 and
2025, the
Company’s investment
in
Bergen resulted
in
a
loss of $ 116
and $
60
, respectively, included in
loss from equity method investments in the accompanying
unaudited interim
consolidated statements
of income.
As of
June 30,
2026 and
December 31,
2025, the
investment in
Bergen amounted
to $
62
and $
4,227
, respectively,
included in
equity method
investment,
current, in the accompanying consolidated balance sheets.
The
Company
has
an
administrative
agreement
with
Bergen
under
which
it
provides
administrative
services. It also entered into a commission agreement pursuant to which it guaranteed Bergen’s loan and received
a
commission
of
0.8
%
per
annum
on
the
outstanding
loan
balance,
payable
quarterly.
Upon
completion of the vessel sale
and full repayment of Bergen’s
loan with Nordea, the Company’s
corporate
guarantee has been released.
For
the
six
months
ended
June
30,
2026
and
2025,
income
from
management
fees
from
Bergen
amounted to $ 8
and $
8
, respectively,
included in time charter revenues.
Income from the loan
guarantee
amounted
to
$
184
and
$
25
,
respectively,
included
in
interest
and
other
income
in
the
accompanying
unaudited
interim
consolidated
statements
of
income.
As
of
June
30,
2026,
and
December
31,
2025,
amounts
due
from
Bergen
totaled
$
379
and
$
158
,
respectively,
and
are
included
in
due
from
related
parties.
On
June
4,
2026,
Bergen
declared
a
dividend
of
$
375
to
the
Company,
received
in
July
2026,
which
reduced the carrying amount
of the equity method
investment and is
included in due from
related parties
(Note 14).
c)
Windward
Offshore
GmbH,
or
Windward:
On
November
7,
2023,
the
Company
through
its
wholly owned subsidiary Diana
Energize Inc., or
Diana Energize, entered into
a joint venture
agreement,
with unrelated third party companies to form Windward Offshore GmbH & Co. KG, or Windward, based in
Germany,
for
the
purpose
of
establishing
and
operating
an
offshore
wind
vessel
company
that
aims
to
become
a
leading
provider
of
service
vessels
to
the
growing
offshore
wind
industry.
Diana
Energize
committed
to
a
capital
contribution
of
€
50.0
million,
corresponding
to
a
34.36
%
interest
in
the
limited
partnership, of which as of June 30, 2026, € 8.1
million remains outstanding (Note 9). As of June 30, 2026
and
December 31,
2025, the
investment in
Windward
amounted to
$
46,557
and
$
44,494
,
respectively,
which
includes
capital
contributions
of
$
48,573
and
$
45,440
and
is
included
in
equity
method
investments in the accompanying consolidated
balance sheets. For the
six months ended June 30,
2026
and
2025,
the
investment
in
Windward
resulted
in
a
gain
of
$
436
and
a
loss
of
$
476
,
respectively,
included
in
loss
from
equity
method
investments
in
the
accompanying
unaudited
interim
consolidated
statements
of
income.
As
of
June
30,
2026,
Windward
had
two
vessels
in
operation
and
two
vessels
under construction.
The third vessel was
delivered in early July
2026, while the fourth
vessel is expected
to be delivered in the fourth quarter of 2026.
d)
Diana
Mariners
Inc.,
or
Diana
Mariners:
On
September
12,
2023,
the
Company
through
its
wholly owned subsidiary Cebu Shipping Company Inc., or Cebu, acquired 24 % of Cohen Global Maritime
Inc.,
or
Cohen,
a
company
organized
in
the
Republic
of
the
Philippines
for
the
purpose
of
providing
manning agency services,
which in August 2024, was renamed Diana Mariners. As of June 30, 2026 and
December
31,
2025,
the
Company’s
investment
in
Diana
Mariners
amounted
to
$
22
and
$
383 ,
respectively.
Amounts due from Diana Mariners
totaled $
981
and $
760
, respectively,
and are included in
due
from
related
parties,
in
the
accompanying consolidated
balance
sheets.
For
the
six
months
ended
June
30,
2026
and
2025,
the
investment
in
Diana
Mariners
resulted
in
a
loss
of
$
361
and
$
24 ,
respectively,
which
is
included
in
loss
from
equity
method
investments
in
the
accompanying unaudited
interim
consolidated
statements
of
income.
As
of
June
30,
2026,
all
of
the
Company’s
ship-owning
subsidiaries
have
entered
into
manning
agreements
with
Diana
Mariners.
On
May
18,
2026,
the
Company
entered
into
a
loan
agreement
with
Diana
Mariners
Inc.,
pursuant
to
which
the
Company
provided
a
loan
of
$
400
for
general
corporate
purposes.
The
loan
matures
ten years
from
the
date
of
issuance
and
is
included
in
other
non-current
assets
in
the
accompanying
2026
consolidated
balance
sheet.
e)
Ecogas
Holding
AS,
or
Ecogas:
On
March
12,
2025,
the
Company,
through
a
wholly
owned
subsidiary Diana
Gas Inc.,
or Diana
Gas, entered
into a
joint venture
agreement with
an unrelated
third
party to
establish Ecogas,
a company
formed under
the laws
of Norway,
for the
purpose of
building
two
7,500 cbm
LPG vessels with
delivery in
2027. Under
the terms
of the
agreement, the
Company’s equity
commitment in
Ecogas is
$
18,464
, representing
an
80
% equity
interest. The
Company and
its strategic
partner hold equal voting rights of 50 % each, and as a result, the Company accounts for its investment in
Ecogas
under
the
equity
method
of
accounting.
As
of
June
30,
2026
and
December
31,
2025,
the
investment in Ecogas amounted to $ 11,719
and $
8,754 , respectively, which includes capital contributions
of $ 13,384
and $
10,248 , respectively. For the six months ended June 30, 2026, the investment in Ecogas resulted in
a loss
of
$
218
and is
included in
loss from
equity method
investments in
the
accompanying
unaudited interim consolidated statements of income.